Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Derivative Instruments and Hedges, Assets	$ 32,412	$ 35,684
Derivative Instruments and Hedges, Noncurrent	20,541	50,913
Accrued liabilities $	(126,826)	(100,060)
Derivative Instruments and Hedges, Liabilities	16,045	22,283
Derivative liabilities (note 13)	128	25,281
Accounts Receivable, after Allowance for Credit Loss, Current	30,620	29,058
Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Derivative Instruments and Hedges, Assets	210	0
Derivative Instruments and Hedges, Noncurrent	0	0
Derivative Instruments and Hedges, Liabilities	0	527
Derivative liabilities (note 13)	0	0
Accounts Receivable, after Allowance for Credit Loss, Current	0	0
Cross currency swap agreements
Derivatives, Fair Value [Line Items]
Derivative Instruments and Hedges, Assets	0	642
Derivative Instruments and Hedges, Noncurrent	0	0
Derivative Instruments and Hedges, Liabilities	16,045	21,756
Derivative liabilities (note 13)	0	25,281
Accounts Receivable, after Allowance for Credit Loss, Current	192	295
Derivative
Derivatives, Fair Value [Line Items]
Derivative Instruments and Hedges, Assets	32,412	35,684
Derivative Instruments and Hedges, Noncurrent	20,541	50,913
Derivative Instruments and Hedges, Liabilities	16,045	22,283
Derivative liabilities (note 13)	128	25,281
Accounts Receivable, after Allowance for Credit Loss, Current	1,663	2,365
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Instruments and Hedges, Assets	32,202	35,042
Derivative Instruments and Hedges, Noncurrent	20,541	50,913
Derivative Instruments and Hedges, Liabilities	0	0
Derivative liabilities (note 13)	128	0
Accounts Receivable, after Allowance for Credit Loss, Current	$ 1,471	$ 2,070